PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 106.0% of Net Assets
	ABS Car Loan – 6.4%
$23,127	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$23,142
1,525,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	1,524,493
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	2,076,779
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,538,761
654,039	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	654,667
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	100,007
825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	844,069
4,250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	4,210,740
2,750,000	Bank of the West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,774,990
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023(a)(b)	3,138,808
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023(a)(b)	4,053,262
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,408,033
222,525	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	222,484
1,465,000	CarMax Auto Owner Trust, Series 2019-4, Class B, 2.320%, 7/15/2025	1,459,462
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,676,027
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,671,697
1,050,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,066,936
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,323,035
112,581	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	112,705
1,012,249	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	1,018,342
238,899	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(c)	239,076
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A(a)(b)	1,759,333
1,675,000	CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023, 144A	1,679,876
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,085,385
2,000,000	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A(c)	2,031,668

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	$2,356,713
2,800,000	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,852,954
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	1,016,673
1,775,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,803,414
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,230,322
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A(a)(b)	3,352,893
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A(a)(b)	2,256,277
428,373	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	429,819
1,329,000	Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024, 144A	1,350,142
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,872,913
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,824,249
1,404,575	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	1,407,738
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(c)	2,489,066
353,375	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 2.322%, 9/25/2024, 144A(d)	353,399
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 2.380%, 2/15/2023, 144A(d)	1,674,106
1,705,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	1,749,623
1,100,000	NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A2, 3.210%, 2/15/2024, 144A	1,121,213
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,049,806
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,904,633
2,220,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,253,137
504,783	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022, 144A(c)	505,421
1,680,000	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	1,692,575

		80,240,863

	ABS Credit Card – 1.0%
3,930,000	Delamare Cards MTN Issuer PLC, Series 2018-1A, Class A1, 1-month LIBOR + 0.700%, 2.464%, 11/19/2025, 144A(c)(d)	3,933,364
4,100,000	World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.490%, 4/15/2026	4,134,347
4,220,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	4,214,682

		12,282,393

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – 5.6%
$3,846,001	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(e)	$3,819,583
4,050,000	AMSR Trust, Series 2019-SFR1, Class A, 2.774%, 1/19/2039, 144A	4,048,226
1,396,387	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(c)	1,424,279
1,188,114	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(c)(e)	1,196,887
1,218,026	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(c)(e)	1,238,163
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(e)	1,420,546
2,016,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(e)	2,114,108
1,899,157	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(c)(e)	1,920,419
321,302	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(c)	321,033
1,727,851	Colony American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	1,727,020
621,110	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	623,703
1,758,610	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	1,814,583
1,979,798	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	1,990,836
35,769	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.181%, 7/25/2021(e)(f)(g)	34,234
32,883	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(e)(f)(g)	32,483
2,754,745	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.642%, 10/25/2027(c)(d)	2,772,162
2,568,327	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(e)	2,565,215
1,047,926	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.360%, 8/25/2060, 144A(d)	1,046,221
1,707,883	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.231%, 5/19/2034(e)	1,763,312
716,286	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 2.361%, 10/15/2054, 144A(d)	715,819
3,109,690	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 2.640%, 6/17/2037, 144A(c)(d)	3,104,865
2,869,817	Invitation Homes Trust, Series 2018-SFR4, Class A, 1-month LIBOR + 1.100%, 2.837%, 1/17/2038, 144A(c)(d)	2,886,021
82,583,776	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.452%, 11/25/2048, 144A(a)(b)(e)(h)	919,752
271,633	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(e)	271,127
1,873,814	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(c)(e)	1,919,688
3,723,914	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(e)	3,742,618

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$52,190	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.012%, 7/25/2035(e)(f)(g)	$45,822
2,115,104	Onslow Bay Financial LLC , Series 2019-EXP3, Class 1A8, 3.500%, 10/25/2059, 144A(e)	2,130,002
1,319,731	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(e)	1,338,763
2,049,328	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(e)	2,085,875
1,417,000	Progress Residential Trust, Series 2015-SFR3, Class D, 4.673%, 11/12/2032, 144A	1,415,426
399,257	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	399,747
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,285,471
20,227	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(f)(g)	19,275
132,499	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(f)(g)	124,514
4,160	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(f)(g)	3,965
423,368	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(e)	433,451
654,025	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(e)	675,784
717,094	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(e)	728,203
1,366,287	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(c)(e)	1,391,563
1,926,352	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(e)	1,954,388
800,393	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(c)(e)	801,085
893,658	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(c)(e)	891,422
1,733,666	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(c)(e)	1,793,600
3,032,397	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(c)	3,054,137
1,700,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,703,218
1,946,612	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 4.075%, 11/25/2036(e)	1,819,675

		70,528,289

	ABS Other – 6.2%
4,108,428	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	4,222,843
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	327,887
1,659,948	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(e)	1,694,248
2,435,415	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	2,458,551

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	$1,058,962
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,177,659
355,060	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	354,208
1,194,133	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	1,194,427
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A(a)(b)	4,086,421
2,059,156	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(c)	2,107,487
3,602,269	Diamond Resorts Owner Trust, Series 2019-1, Class A, 2.890%, 2/20/2032, 144A	3,605,778
3,576,718	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	3,671,899
725,962	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	725,068
2,347,027	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,385,313
1,233,597	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,255,680
182,065	Marlette Funding Trust, Series 2018-2A, Class A, 3.060%, 7/17/2028, 144A	182,175
254,329	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(e)	254,150
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(c)	9,282,756
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,657,630
2,852,697	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(c)	2,877,715
4,355,546	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,358,929
3,955,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	3,969,060
1,125,000	SCF Equipment Trust LLC, Series 2019-1A, Class A2, 3.230%, 10/20/2024, 144A	1,132,740
901,508	Sierra Timeshare Receivables Funding LLC, Series 2018 - 2A, Class A, 3.500%, 6/20/2035, 144A	915,742
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 5.080%, 9/15/2032(d)	259,693
225,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 5.080%, 9/15/2032(d)	224,620
896,842	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	901,231
3,985,000	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	4,029,956
3,426,910	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	3,439,638
752,923	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	769,430
910,417	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	908,064

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$334,507	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	$334,184
2,394,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(c)	2,395,401
4,630,193	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,658,182
2,681,689	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,696,739
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A	951,182
1,270,000	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	1,273,262

		77,798,910

	ABS Student Loan – 3.3%
651,853	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	651,147
2,893,209	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(c)	2,923,675
4,355,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	4,347,099
4,630,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042, 144A	4,817,338
4,380,000	Navient Student Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	4,359,208
1,080,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.040%, 6/15/2032(d)	1,078,531
167,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 4.440%, 6/15/2032(d)	167,023
334,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.040%, 3/15/2033(d)	333,379
4,987,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.590%, 3/15/2033(d)	4,984,123
2,526,175	SLM Student Loan Trust, Series 2008-2, Class A3, 3-month LIBOR + 0.750%, 2.690%, 4/25/2023(d)	2,478,888
2,715,000	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 2.540%, 2/15/2036, 144A(c)(d)	2,705,550
2,575,000	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(c)	2,646,458
2,277,010	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(c)	2,300,792
1,658,441	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(c)	1,665,862
2,485,000	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(c)	2,504,562
2,815,000	SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.590%, 1/25/2048, 144A(c)	2,881,163

		40,844,798

	ABS Whole Business – 2.0%
2,749,159	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,852,632
3,276,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,360,991

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Whole Business – continued
$1,756,175	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	$1,819,450
2,024,375	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	2,081,908
689,500	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	714,846
1,930,413	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,002,875
3,979,625	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	4,140,004
1,230,000	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,226,200
2,583,292	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,704,743
3,214,400	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,268,659
595,500	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	612,972

		24,785,280

	Agency Commercial Mortgage-Backed Securities – 9.1%
273,292	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.776%, 11/25/2022(d)	273,782
1,320,000	Federal National Mortgage Association, Series 2017-M12, Class A2, 3.079%, 6/25/2027(e)	1,381,899
7,610,000	Federal National Mortgage Association, Series 2018-M4, Class A2, 3.045%, 3/25/2028(c)(e)	7,963,163
18,400,000	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.757%, 12/25/2051(e)(h)	966,626
20,945,000	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.703%, 10/25/2034(e)(h)	1,334,238
9,561,278	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.291%, 12/25/2021(e)(f)(g)(h)	184,056
378,031,045	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.276%, 2/25/2023(c)(e)(h)	2,697,138
79,685,203	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.217%, 4/25/2023(c)(e)(f)(g)(h)	509,477
32,609,233	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.737%, 10/25/2023(e)(h)	810,424
34,179,671	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.133%, 3/25/2024(e)(h)	1,363,157
38,315,337	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.723%, 9/25/2024(c)(e)(h)	1,120,670
77,024,103	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.368%, 3/25/2025(e)(h)	1,316,488
72,943,990	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.138%, 5/25/2025(e)(f)(g)(h)	534,684
36,561,808	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.601%, 7/25/2025(e)(h)	1,030,568
21,436,224	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.326%, 8/25/2025(e)(h)	356,399
42,031,636	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.545%, 9/25/2025(c)(e)(h)	1,134,102

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$17,129,926	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.662%, 11/25/2025(e)(h)	$559,946
9,626,616	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.888%, 12/25/2025(e)(f)(g)(h)	433,081
16,838,777	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.174%, 1/25/2026(e)(h)	1,024,023
7,586,652	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.365%, 3/25/2026(e)(h)	544,403
28,395,029	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.191%, 7/25/2026(e)(h)	1,807,920
8,632,450	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.927%, 8/25/2026(e)(h)	454,767
25,780,929	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.314%, 9/25/2026(e)(h)	470,262
93,588,535	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.075%, 10/25/2026(e)(h)	568,101
15,120,401	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.956%, 1/25/2031(e)(h)	1,199,898
2,539,223	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.196%, 1/25/2023(e)(f)(g)(h)	64,925
50,815,845	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.292%, 8/25/2025(e)(f)(g)(h)	429,326
34,109,128	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.312%, 12/25/2026(e)(h)	480,069
2,899,713	FNMA, 3.000%, 1/01/2028(c)	3,026,213
6,877,217	FNMA, 3.120%, 8/01/2027(c)	7,230,023
4,210,000	FNMA, 3.225%, 12/01/2029(c)	4,469,031
1,884,186	FNMA, 3.340%, 3/01/2029	2,002,778
3,000,000	FNMA, 3.410%, 4/01/2028(c)	3,201,593
2,278,168	FNMA, 3.430%, 5/01/2033(c)	2,423,261
6,224,592	FNMA, 3.880%, 6/01/2033(c)	6,822,198
6,214,901	Government National Mortgage Association, Series 2003-87, Class E, 4.671%, 8/16/2043(e)	6,357,936
4,573,731	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(e)(f)(g)(h)	52,434
2,290,112	Government National Mortgage Association, Series 2006-51, Class IO, 0.940%, 8/16/2046(c)(e)(f)(g)(h)	66,195
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(c)(e)	4,660,122
1,380,628	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)(e)	1,462,896
6,923,571	Government National Mortgage Association, Series 2009-114, Class IO, 0.001%, 10/16/2049(e)(f)(g)(h)	41
4,032,595	Government National Mortgage Association, Series 2010-124, Class X, 0.289%, 12/16/2052(c)(e)(f)(g)(h)	38,921
262,443	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(e)(f)(g)(h)	12,278

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$3,733,790	Government National Mortgage Association, Series 2011-119, Class IO, 0.289%, 8/16/2051(e)(f)(g)(h)	$33,523
16,985,563	Government National Mortgage Association, Series 2011-121, Class IO, 0.122%, 6/16/2043(c)(e)(f)(g)(h)	80,087
2,560,668	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(c)	3,214,562
14,590,936	Government National Mortgage Association, Series 2011-161, Class IO, 0.335%, 4/16/2045(e)(f)(g)(h)	150,670
5,422,519	Government National Mortgage Association, Series 2011-38, Class IO, 0.118%, 4/16/2053(c)(e)(f)(g)(h)	106,418
694,930	Government National Mortgage Association, Series 2011-53, Class IO, 1.360%, 5/16/2051(c)(e)(f)(g)(h)	1,067
4,986,773	Government National Mortgage Association, Series 2012-100, Class IC, 1.500%, 9/16/2050(e)(f)(g)(h)	153,610
3,791,455	Government National Mortgage Association, Series 2012-111, Class IC, 1.400%, 9/16/2050(e)(f)(g)(h)	109,932
53,937,437	Government National Mortgage Association, Series 2012-142, Class IO, 0.899%, 4/16/2054(c)(e)(h)	1,468,819
11,282,692	Government National Mortgage Association, Series 2012-23, Class IO, 0.351%, 6/16/2053(c)(e)(f)(g)(h)	154,709
20,824,798	Government National Mortgage Association, Series 2012-55, Class IO, 0.321%, 4/16/2052(c)(e)(f)(g)(h)	158,886
15,434,880	Government National Mortgage Association, Series 2012-70, Class IO, 0.440%, 8/16/2052(c)(e)(f)(g)(h)	207,925
14,790,582	Government National Mortgage Association, Series 2012-79, Class IO, 0.663%, 3/16/2053(e)(f)(g)(h)	451,224
57,506,940	Government National Mortgage Association, Series 2012-85, Class IO, 0.784%, 9/16/2052(c)(e)(h)	2,111,281
4,411,181	Government National Mortgage Association, Series 2013-175, Class IO, 0.634%, 5/16/2055(e)(f)(g)(h)	109,349
10,183,730	Government National Mortgage Association, Series 2014-101, Class IO, 0.815%, 4/16/2056(e)(h)	458,650
32,157,372	Government National Mortgage Association, Series 2014-130, Class IB, 0.855%, 8/16/2054(c)(e)(h)	1,223,080
30,073,894	Government National Mortgage Association, Series 2014-24, Class IX, 0.646%, 1/16/2054(c)(e)(h)	758,515
21,370,206	Government National Mortgage Association, Series 2014-70, Class IO, 0.790%, 3/16/2049(c)(e)(h)	751,682
14,850,594	Government National Mortgage Association, Series 2014-86, Class IO, 0.726%, 4/16/2056(e)(h)	553,425
33,421,375	Government National Mortgage Association, Series 2015-120, Class IO, 0.843%, 3/16/2057(c)(e)(h)	1,690,072
65,690,387	Government National Mortgage Association, Series 2015-146, Class IB, 0.842%, 7/16/2055(c)(e)(h)	3,116,595
12,501,681	Government National Mortgage Association, Series 2015-171, Class IO, 0.845%, 11/16/2055(e)(h)	645,836
25,117,238	Government National Mortgage Association, Series 2015-189, Class IG, 0.917%, 1/16/2057(c)(e)(h)	1,485,180
15,054,416	Government National Mortgage Association, Series 2015-21, Class IO, 0.926%, 7/16/2056(e)(h)	769,787
32,597,332	Government National Mortgage Association, Series 2015-32, Class IO, 0.837%, 9/16/2049(c)(e)(h)	1,466,117
11,521,833	Government National Mortgage Association, Series 2015-68, Class IO, 0.757%, 7/16/2057(e)(h)	534,697

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$40,839,895	Government National Mortgage Association, Series 2015-70, Class IO, 1.028%, 12/16/2049(c)(e)(h)	$2,377,111
26,410,051	Government National Mortgage Association, Series 2015-73, Class IO, 0.789%, 11/16/2055(c)(e)(h)	1,254,361
26,923,445	Government National Mortgage Association, Series 2016-143, 0.961%, 10/16/2056(c)(h)	2,070,241
51,000,024	Government National Mortgage Association, Series 2016-6, Class IO, 0.719%, 2/16/2051(c)(e)(h)	2,278,732
48,368,551	Government National Mortgage Association, Series 2017-168, Class IO, 0.657%, 12/16/2059(c)(e)(h)	2,728,871
25,709,168	Government National Mortgage Association, Series 2018-2, Class IO, 0.786%, 12/16/2059(e)(h)	1,691,769
76,726,923	Government National Mortgage Association, Series 2018-82, Class IO, 0.501%, 5/16/2058(e)(h)	3,769,847
39,761,052	Government National Mortgage Association, Series 2019-75, Class IO, 0.915%, 12/16/2060(e)(h)	3,234,896

		114,211,038

	Collateralized Mortgage Obligations – 37.8%
3,812,508	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.734%, 3/25/2047, 144A(c)(e)	3,858,319
52,625	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(e)(f)(g)	56,214
55,729	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(c)(f)(g)	60,533
485,696	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 10.651%, 6/15/2023(e)(f)(g)	520,066
464,579	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033(f)(g)	486,587
136,148	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(f)(g)(h)	33,601
110,812	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 6.538%, 11/15/2033(e)(f)(g)	115,098
313,092	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 1.990%, 10/15/2034(c)(d)(f)(g)	311,607
5,407,474	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(c)	6,112,642
1,833,980	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 13.778%, 5/15/2035(c)(e)	2,286,494
5,151,866	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 5.460%, 5/15/2036(c)(e)(h)	1,099,994
1,614,287	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 4.510%, 2/15/2038(e)(f)(g)(h)	281,077
945,134	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 12.817%, 2/15/2038(c)(e)	1,235,927
889,505	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 11.984%, 2/15/2038(c)(e)	1,149,257
999,768	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.840%, 6/15/2048(c)(e)(h)	1,007,924
1,785,000	Federal Home Loan Mortgage Corp., REMIC, Series 3599, Class DY, 4.500%, 11/15/2029	1,968,549
443,863	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037(f)(g)	493,971

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,072,993	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 3.978%, 12/15/2036(c)(e)(h)	$1,124,183
3,135,793	Federal Home Loan Mortgage Corp., REMIC, Series 3641, Class PB, 5.000%, 3/15/2040	3,384,763
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 6.421%, 1/15/2041(c)(e)	2,266,208
7,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 3805, Class PB, 4.500%, 2/15/2041	8,332,516
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 5.818%, 2/15/2041(e)	420,115
510,773	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 2.140%, 5/15/2037(c)(d)(f)(g)	508,676
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041(c)	5,189,464
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 15.301%, 8/15/2040(c)(e)	3,068,439
2,289,867	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 4.410%, 8/15/2032(e)(f)(g)(h)	278,160
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(c)	1,864,119
993,652	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 2.040%, 2/15/2042(c)(d)	995,032
7,559,555	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 2.176%, 6/15/2039(e)(f)(g)(h)	374,746
9,334,918	Federal Home Loan Mortgage Corp., REMIC, Series 4367, Class MZ, 4.000%, 7/15/2044	10,119,809
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	779,910
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(e)(f)(g)	394,748
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(e)(f)(g)	464,468
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,512,566
5,966,462	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(h)	781,028
418,103	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(f)(g)(h)	78,161
5,508,859	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042(c)	5,561,129
1,399,850	Federal Home Loan Mortgage Corp., Series 3459, Class MB, 5.000%, 6/15/2038	1,530,489
4,312,227	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046(c)	4,384,874
159,371	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 2.140%, 11/15/2040(d)(f)(g)	158,535
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028(c)	2,198,288
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,657,024
5,441,672	Federal Home Loan Mortgage Corp., Series 4774, Class KZ, 4.500%, 1/15/2048	6,233,851
10,754,117	Federal Home Loan Mortgage Corp., Series 4838, Class UZ, 4.500%, 8/15/2048	12,083,870

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,791,936	Federal Home Loan Mortgage Corp., Series 4840, Class KY, 4.500%, 11/15/2048	$3,255,936
6,435,568	Federal Home Loan Mortgage Corp., Series 4930, Class PY, 3.500%, 11/25/2049	6,843,450
622,000	Federal National Mortgage Association , REMIC, Series 2019-55, Class PL, 3.500%, 10/25/2049(f)(g)	626,413
112,279	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 5.458%, 1/25/2024(e)(f)(g)(h)	9,013
1,142,960	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(c)(e)	1,206,537
2,471,482	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 17.849%, 6/25/2035(c)(e)	3,634,146
2,162,343	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(c)	2,604,645
1,975,954	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 17.629%, 6/25/2036(c)(e)	2,944,365
81,337	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 5.508%, 8/25/2036(e)(f)(g)(h)	15,881
520,622	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 24.040%, 8/25/2036(e)	912,557
1,256,935	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.480%, 8/25/2038(c)(e)	1,291,294
329,166	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.265%, 11/25/2038(e)(f)(g)	343,913
1,418,279	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.538%, 3/25/2039(c)(e)	1,414,055
2,530,008	Federal National Mortgage Association, REMIC, Series 2009-63, Class LM, 5.000%, 8/25/2039	2,723,354
44,780	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(f)(g)	46,059
118,592	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.789%, 12/25/2039(e)(f)(g)	119,078
2,257,032	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(c)	2,634,171
1,875,975	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 2.192%, 9/25/2040(c)(d)	1,873,054
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 6.009%, 11/25/2040(e)	560,860
4,864,227	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(c)	4,928,170
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 7.791%, 7/25/2043(c)(e)	1,859,671
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 3.613%, 3/25/2043(e)	939,111
3,452,956	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 4.358%, 8/25/2042(c)(e)(f)(g)(h)	455,424
103,795	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(e)(f)(g)	104,182
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(c)(e)	2,002,690
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(e)	757,206
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(c)(e)	3,019,191

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$18,336,470	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 4.308%, 10/25/2034(c)(e)(h)	$2,899,464
22,393,656	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 4.308%, 9/25/2046(c)(e)(h)	3,687,028
14,618,149	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 4.308%, 9/25/2046(c)(e)(h)	2,502,329
9,279,631	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 4.308%, 11/25/2046(e)(h)	1,436,677
8,703,974	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 4.308%, 11/25/2046(e)(h)	1,440,361
11,171,310	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 4.858%, 12/25/2046(c)(e)(h)	1,917,965
1,578,000	Federal National Mortgage Association, REMIC, Series 2019-64, Class ML, 3.500%, 11/25/2049	1,613,727
6,000,000	Federal National Mortgage Association, Series 2010-134, Class DB, 4.500%, 12/25/2040(c)	6,763,300
3,228,276	Federal National Mortgage Association, Series 2011-109, Class PZ, 4.500%, 8/25/2041	3,660,364
1,864,987	Federal National Mortgage Association, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,198,153
15,704,157	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 4.308%, 4/25/2046(c)(e)(h)	2,496,747
14,303,822	Federal National Mortgage Association, Series 2017-26, Class SA, 4.358%, 4/25/2047(c)(e)(h)	2,274,255
75,360,394	Federal National Mortgage Association, Series 2017-57, Class SD, IO, 2.158%, 8/25/2047(c)(e)(h)	6,424,670
25,695,502	Federal National Mortgage Association, Series 2019-31, Class FA, 1-month LIBOR + 0.400%, 2.192%, 7/25/2049(d)	25,635,785
5,339,445	Federal National Mortgage Association, Series 2019-42, Class PT, 3.000%, 8/25/2049	5,405,500
543,547	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(f)(g)(h)	106,241
132,225	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(c)(e)(f)(g)(h)	33,773
562,530	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(f)(g)(h)	117,627
109,347	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(f)(g)(h)	21,257
1,225,541	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(f)(g)(h)	227,844
509,853	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(f)(g)(h)	113,177
278,407	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(f)(g)(h)	62,472
601,040	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(f)(g)(h)	137,498
276,091	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(f)(g)(h)	70,303
324,379	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(f)(g)(h)	69,783
398,209	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(f)(g)(h)	105,945
391,792	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(f)(g)(h)	80,701

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$194,396	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(c)(e)(f)(g)(h)	$37,863
231,454	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(f)(g)(h)	50,033
156,840	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(c)(e)(f)(g)(h)	33,235
45,142	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(f)(g)(h)	10,824
1,348,811	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(c)(e)(f)(g)(h)	268,207
489,490	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(f)(g)(h)	111,563
395,553	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(c)(e)(f)(g)(h)	72,537
422,944	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(c)(e)(f)(g)(h)	76,407
224,871	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(f)(g)(h)	57,968
34,906	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(e)(f)(g)(h)	9,034
1,145,724	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 2.020%, 8/20/2069(d)	1,145,274
292,663	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(f)(g)	345,787
441,804	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 2.380%, 2/20/2060(d)	444,039
763,337	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.104%, 10/20/2060(d)	759,275
957,677	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 2.124%, 5/20/2059(c)(d)	955,443
227,793	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.124%, 10/20/2060(d)	226,605
2,299,683	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 2.324%, 9/20/2061(c)(d)	2,299,579
1,081,180	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 2.224%, 11/20/2060(d)	1,078,599
189,985	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 2.274%, 12/20/2060(d)	189,729
186,121	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.224%, 2/20/2061(d)	185,661
105,603	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 2.274%, 3/20/2061(d)	105,478
145,136	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 2.374%, 10/20/2061(d)(f)(g)	144,561
381,504	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 2.270%, 10/20/2061(d)	382,795
5,823,834	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 2.374%, 1/20/2062(c)(d)	5,829,904
189,206	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)(f)(g)	187,860
827,493	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 2.354%, 5/20/2062(d)	827,906
221,207	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	220,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,663,933	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 2.334%, 9/20/2062(c)(d)	$1,664,172
3,175,050	Government National Mortgage Association, Series 2012-H20, Class PT, 2.634%, 7/20/2062(e)	3,189,806
958,657	Government National Mortgage Association, Series 2012-H22, Class HD, 5.204%, 1/20/2061(e)(f)(g)	987,474
38,130	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 2.374%, 10/20/2062(d)	38,142
3,575,490	Government National Mortgage Association, Series 2012-H24, Class HI, 0.985%, 10/20/2062(e)(f)(g)(h)	106,330
3,291,260	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 2.124%, 10/20/2062(c)(d)	3,277,211
1,379,791	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.174%, 10/20/2062(c)(d)	1,375,093
2,131,139	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 2.124%, 12/20/2062(c)(d)	2,122,648
860,915	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 2.094%, 1/20/2063(d)(f)(g)	852,506
2,407,292	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063	2,402,927
1,897,866	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	1,909,618
1,834,369	Government National Mortgage Association, Series 2013-H13, Class SI, 1.347%, 6/20/2063(e)(f)(g)(h)	96,057
1,593,492	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 2.244%, 5/20/2063(d)	1,590,725
18,942,138	Government National Mortgage Association, Series 2013-H16, Class AI, 1.661%, 7/20/2063(e)(h)	675,855
12,964,357	Government National Mortgage Association, Series 2013-H18, Class EI, 1.818%, 7/20/2063(e)(f)(g)(h)	677,005
1,830,271	Government National Mortgage Association, Series 2013-H18, Class JI, 1.404%, 8/20/2063(e)(f)(g)(h)	64,268
1,090,987	Government National Mortgage Association, Series 2013-H19, Class DF, 1-month LIBOR + 0.650%, 2.424%, 5/20/2063(d)	1,091,847
493,747	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 2.374%, 8/20/2063(d)	494,230
1,320,097	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 2.474%, 9/20/2063(d)	1,324,053
2,326,504	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 2.474%, 8/20/2063(c)(d)	2,333,029
213,604	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.220%, 4/20/2063(d)	214,067
10,636,168	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 2.424%, 2/20/2064(c)(d)	10,671,187
6,988,090	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 2.374%, 12/20/2063(c)(d)	6,995,598
2,453,270	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 2.344%, 3/20/2064(c)(d)	2,454,211
9,205,134	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(c)(e)	9,890,512
2,610,995	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.497%, 7/20/2064(c)(d)	2,606,600
1,979,910	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.274%, 7/20/2064(c)(d)	1,976,061

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$22,115,838	Government National Mortgage Association, Series 2014-H24, Class HI, 0.947%, 9/20/2064(e)(h)	$818,861
9,031,107	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(h)	1,102,520
8,292	Government National Mortgage Association, Series 2015-39, Class SN, 2.740%, 3/20/2045(c)(e)(f)(g)	8,129
14,353,892	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.598%, 10/20/2064(c)(e)	15,784,740
12,187,902	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.244%, 2/20/2065(c)(d)	12,156,804
844,184	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(e)(f)(g)	866,806
45,671	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.074%, 4/20/2061(c)(d)(f)	45,272
3,175,599	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(c)	3,126,304
2,765,330	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.004%, 5/20/2065(c)(d)	2,745,833
134,643	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.054%, 5/20/2063(c)(d)(f)(g)	133,619
141,925	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 1.974%, 4/20/2063(c)(d)(f)(g)	140,595
5,740,822	Government National Mortgage Association, Series 2015-H26, Class FC, 1-month LIBOR + 0.600%, 2.374%, 8/20/2065(c)(d)	5,744,755
528,387	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.135%, 3/20/2065(e)(f)(g)	551,429
60,542	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.474%, 10/20/2065(c)(d)(f)(g)	60,323
120,564	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.585%, 9/20/2065(e)(f)(g)	138,089
22,175	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.454%, 8/20/2061(d)(f)(g)	22,101
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(e)	2,009,939
1,048,027	Government National Mortgage Association, Series 2016-23, Class PA, 5.673%, 7/20/2037(c)(e)	1,178,688
16,797,393	Government National Mortgage Association, Series 2016-H01, Class AI, 1.686%, 1/20/2066(c)(e)(h)	1,237,632
3,714,636	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.694%, 2/20/2066(c)(d)	3,749,701
24,089,227	Government National Mortgage Association, Series 2016-H09, Class JI, 2.473%, 4/20/2066(c)(e)(h)	1,972,016
1,913,184	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.374%, 4/20/2066(c)(d)	1,914,718
4,506,902	Government National Mortgage Association, Series 2016-H13, Class FD, 1-year CMT + 0.450%, 2.020%, 5/20/2066(d)	4,496,683
1,441,550	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.354%, 5/20/2066(c)(d)	1,442,055
584,946	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.310%, 8/20/2063(e)(f)(g)	602,114
577,866	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.399%, 8/20/2066(e)(f)(g)	620,620
591,766	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.236%, 6/20/2061(e)(f)(g)	607,027

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$897,491	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 2.174%, 8/20/2066(c)(d)	$897,285
25,324	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 2.144%, 6/20/2061(c)(d)(f)(g)	25,067
607,374	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.174%, 9/20/2063(c)(d)	606,984
8,674,886	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 2.474%, 8/20/2066(c)(d)	8,695,907
3,244,672	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 2.817%, 1/20/2067(e)(f)(g)(h)	335,139
3,139,552	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 1.770%, 5/20/2067(c)(d)	3,121,424
3,576,211	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 2.274%, 8/20/2067(c)(d)	3,571,604
30,509,069	Government National Mortgage Association, Series 2018-110, Class IO, 0.719%, 1/16/2060(e)(h)	2,140,562
2,312,775	Government National Mortgage Association, Series 2018-124, Class KY, 3.500%, 9/20/2048	2,492,473
39,390,420	Government National Mortgage Association, Series 2018-129, Class IO, 0.611%, 7/16/2060(e)(h)	2,511,915
3,915,232	Government National Mortgage Association, Series 2018-160 Class BY, 4.000%, 11/20/2048	4,273,599
1,554,834	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.974%, 10/20/2064(c)(d)	1,551,753
4,174,480	Government National Mortgage Association, Series 2018-H04, Class FM, 1-month LIBOR + 0.300%, 2.074%, 3/20/2068(c)(d)	4,144,779
826,561	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 2.024%, 6/20/2068(c)(d)	824,060
9,038,503	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.590%, 6/20/2068(c)(d)	8,894,455
4,449,915	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 2.124%, 9/20/2068(c)(d)	4,443,217
3,816,914	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.274%, 5/20/2068(e)	4,489,806
2,530,309	Government National Mortgage Association, Series 2019-1 Class CY, 4.000%, 1/20/2049	2,861,963
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(f)(g)	284,666
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(f)(g)	325,799
1,000,000	Government National Mortgage Association, Series 2019-31, Class V, 3.500%, 2/20/2039	1,031,187
14,249,604	Government National Mortgage Association, Series 2019-44, Class BS, 4.285%, 4/20/2049(e)(h)	2,196,263
5,553,104	Government National Mortgage Association, Series 2019-61, Class M, 3.500%, 3/20/2049	5,897,129
12,280,000	Government National Mortgage Association, Series 2019-70, Class SK, 4.235%, 8/20/2043(e)(h)	3,424,327
8,081,354	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.174%, 10/20/2068(c)(d)	8,059,900
1,835,344	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.285%, 1/20/2069(e)	2,165,071
9,763,691	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	10,228,681

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$22,546,247	Government National Mortgage Association, Series 2019-H17, Class HA, 3.000%, 3/20/2069	$23,072,416
4,956,356	Government National Mortgage Association, Series 2019-H18, Class DF, 1-month LIBOR + 0.400%, 2.174%, 10/20/2069(d)	4,930,197

		473,363,527

	Hybrid ARMs – 0.5%
61,820	FHLMC, 1-year CMT + 2.257%, 4.447%, 1/01/2035(c)(d)	65,331
104,219	FHLMC, 1-year CMT + 2.271%, 4.547%, 1/01/2036(c)(d)	108,824
1,196,596	FHLMC, 1-year CMT + 2.215%, 4.563%, 6/01/2035(c)(d)	1,261,512
518,883	FHLMC, 12-month LIBOR + 2.190%, 5.315%, 2/01/2037(c)(d)	550,423
196,620	FNMA, 6-month LIBOR + 1.544%, 3.881%, 2/01/2037(c)(d)	203,843
208,980	FNMA, 1-year CMT + 2.045%, 4.045%, 10/01/2035(c)(d)	212,312
416,358	FNMA, 12-month LIBOR + 1.653%, 4.315%, 8/01/2038(c)(d)	430,083
197,664	FNMA, 12-month LIBOR + 1.879%, 4.395%, 9/01/2036(c)(d)	209,093
1,186,038	FNMA, 1-year CMT + 2.217%, 4.619%, 6/01/2034(c)(d)	1,250,674
1,609,324	FNMA, 12-month LIBOR + 1.724%, 4.646%, 9/01/2037(c)(d)	1,694,147
510,725	FNMA, 1-year CMT + 2.136%, 4.726%, 9/01/2034(c)(d)	537,461

		6,523,703

	Mortgage Related – 22.5%
1,167,500	FHLMC, 3.500%, 3/01/2046(c)	1,218,528
555,169	FHLMC, 4.000%, 9/01/2045	588,724
40,367	FHLMC, 5.000%, 9/01/2035	44,498
1,135,515	FNMA, 2.500%, 1/01/2057	1,112,808
6,202,648	FNMA, 4.000%, with various maturities from 2041 to 2052(c)(i)	6,586,677
1,396,972	FNMA, 4.500%, with various maturities from 2045 to 2046(c)(i)	1,487,382
332,620	FNMA, 5.500%, 8/01/2034(c)	374,380
3,672	FNMA, 6.000%, 10/01/2034	4,208
797,891	GNMA, 1-month LIBOR + 0.532%, 2.564%, 8/20/2063(d)	806,071
17,987	GNMA, 3.648%, 10/20/2061(e)	18,040
52,466	GNMA, 3.669%, 8/20/2062(e)	52,640

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,317,275	GNMA, 1-month LIBOR + 1.723%, 3.731%, 2/20/2061(c)(d)	$1,367,921
349,588	GNMA, 1-month LIBOR + 1.735%, 3.767%, 7/20/2060(d)	364,411
9,142	GNMA, 3.803%, 11/20/2061(e)	9,219
251,976	GNMA, 1-month LIBOR + 1.791%, 3.823%, 9/20/2060(d)	262,743
3,611	GNMA, 3.962%, 6/20/2062(e)	3,627
151,702	GNMA, 3.970%, 7/20/2062(e)	152,526
1,637,259	GNMA, 1-month LIBOR + 1.976%, 4.021%, 2/20/2063(c)(d)	1,697,375
23,322	GNMA, 4.124%, 6/20/2062(e)	23,471
28,186	GNMA, 4.126%, 10/20/2061(e)	28,705
4,337	GNMA, 4.137%, 5/20/2062(e)	4,421
28,496	GNMA, 4.141%, 2/20/2063(e)	28,842
59,667	GNMA, 4.143%, 8/20/2061(e)	60,088
5,305	GNMA, 4.145%, 5/20/2062(e)	5,335
38,846	GNMA, 4.158%, 2/20/2062(c)(e)	38,914
61,128	GNMA, 4.177%, 1/20/2062(c)(e)	61,241
72,725	GNMA, 4.189%, 12/20/2061(c)(e)	74,069
18,997	GNMA, 4.248%, 6/20/2062(e)	19,283
519,465	GNMA, 4.268%, 3/20/2063(e)	526,601
481,873	GNMA, 4.294%, 6/20/2063(e)	488,476
1,805	GNMA, 4.310%, 12/20/2060(e)	1,949
14,011	GNMA, 4.318%, 10/20/2062(e)	14,179
980,168	GNMA, 4.330%, with various maturities from 2062 to 2063(c)(e)(i)	993,971
1,472,202	GNMA, 4.338%, 2/20/2063(c)(e)	1,483,234
8,127	GNMA, 4.342%, 11/20/2062(e)	8,177
774,100	GNMA, 1-month LIBOR + 2.305%, 4.343%, 6/20/2065(d)	820,609
8,595	GNMA, 4.346%, 12/20/2063(e)	8,681
163,893	GNMA, 4.364%, 1/20/2064(e)	165,543

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$8,392	GNMA, 4.375%, 12/20/2062(e)	$8,442
2,876	GNMA, 4.382%, 12/20/2063(e)	2,916
1,225,588	GNMA, 4.385%, 4/20/2063(c)(e)	1,238,622
1,024,438	GNMA, 4.402%, 7/20/2061(e)	1,055,315
35,827	GNMA, 4.408%, 2/20/2067(e)	39,077
21,844	GNMA, 4.412%, 3/20/2063(e)	22,021
363,059	GNMA, 4.419%, with various maturities in 2063(c)(e)(i)	367,695
469,590	GNMA, 4.425%, 1/20/2067(c)(e)	474,117
21,973	GNMA, 4.427%, 4/20/2067(e)	22,532
12,440	GNMA, 4.433%, 3/20/2063(e)	12,576
850,950	GNMA, 4.443%, 4/20/2063(c)(e)	860,556
34,871	GNMA, 4.450%, 1/20/2067(e)	38,179
1,217,156	GNMA, 4.451%, 4/20/2066(c)(e)	1,292,692
26,963	GNMA, 4.479%, 12/20/2062(e)	27,361
1,709,555	GNMA, 4.484%, 3/20/2063(c)(e)	1,721,818
27,886	GNMA, 4.494%, 7/20/2062(e)	28,233
1,874,853	GNMA, 4.496%, with various maturities in 2063(c)(e)(i)	1,900,584
2,010,486	GNMA, 4.498%, 2/20/2067(c)(e)	2,201,527
126,193	GNMA, 4.500%, 9/20/2060(e)	127,752
2,411,576	GNMA, 4.502%, 4/20/2067(c)(e)	2,646,703
58,639	GNMA, 4.514%, 9/20/2062(e)	59,937
12,222	GNMA, 4.516%, with various maturities in 2062(e)(i)	12,523
16,001	GNMA, 4.519%, 3/20/2062(e)	16,510
2,825,195	GNMA, 4.522%, 12/20/2064(c)(e)	2,991,980
362,379	GNMA, 4.523%, 1/20/2063(e)	364,115
128,878	GNMA, 4.533%, 7/20/2063(e)	130,459
2,528,188	GNMA, 4.535%, 12/20/2066(c)(e)	2,765,845

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,184,025	GNMA, 4.536%, 11/20/2063(e)	$1,250,809
12,276,005	GNMA, 4.545%, 6/20/2067(c)(e)	13,505,020
687,666	GNMA, 4.548%, 8/20/2063(e)	695,124
987,673	GNMA, 4.549%, 7/20/2067(e)	1,088,915
5,164,474	GNMA, 4.551%, with various maturities from 2064 to 2067(c)(e)(i)	5,532,032
201,458	GNMA, 4.552%, 6/20/2063(e)	203,304
443,478	GNMA, 4.558%, 2/20/2066(e)	472,325
1,052,798	GNMA, 4.565%, 2/20/2068(e)	1,126,077
1,578,913	GNMA, 4.566%, with various maturities from 2062 to 2067(c)(e)(i)	1,744,620
157,064	GNMA, 4.567%, 4/20/2065(e)	169,067
3,593,608	GNMA, 4.569%, 4/20/2067(c)(e)	3,971,616
49,254	GNMA, 4.573%, 10/20/2062(e)	49,433
5,455,578	GNMA, 4.578%, 7/20/2065(c)(e)	5,898,152
260	GNMA, 4.580%, 2/20/2062(e)	262
1,409,052	GNMA, 4.581%, 12/20/2063(e)	1,491,130
787,999	GNMA, 4.593%, 7/20/2067(e)	865,055
4,735,715	GNMA, 4.599%, 5/20/2067(c)(e)	5,216,267
2,452,778	GNMA, 4.606%, with various maturities in 2067(e)(i)	2,643,582
1,248,114	GNMA, 4.608%, 12/20/2063(e)	1,312,103
3,987,511	GNMA, 4.609%, 8/20/2067(c)(e)	4,435,458
10,214,782	GNMA, 4.610%, with various maturities in 2067(c)(e)(i)	11,188,320
1,474,898	GNMA, 4.615%, 1/20/2067(c)(e)	1,621,439
46,856	GNMA, 4.631%, 9/20/2063(e)	49,738
725,848	GNMA, 4.635%, 9/20/2063(e)	771,600
112,286	GNMA, 4.640%, 4/20/2062(e)	116,047
6,699,682	GNMA, 4.647%, with various maturities in 2066(c)(e)(i)	7,324,307
6,552,591	GNMA, 4.648%, 5/20/2067(c)(e)	7,236,889

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$46,637	GNMA, 4.650%, with various maturities from 2061 to 2064(e)(i)	$49,578
3,394,004	GNMA, 4.656%, 3/20/2067(c)(e)	3,818,885
1,012,193	GNMA, 4.669%, 10/20/2064(e)	1,077,528
35,520	GNMA, 4.672%, 2/20/2067(e)	38,815
753,549	GNMA, 4.674%, 11/20/2063(e)	805,651
1,220,142	GNMA, 4.685%, 5/20/2064(c)(e)	1,293,626
1,935	GNMA, 4.691%, 3/20/2061(e)	1,959
251,198	GNMA, 4.700%, with various maturities from 2061 to 2062(e)(i)	257,338
10,690	GNMA, 4.710%, 8/20/2061(e)	10,902
566,252	GNMA, 4.730%, 12/20/2063(e)	594,857
11	GNMA, 4.740%, 10/20/2060(e)	12
6,445	GNMA, 4.786%, 12/20/2061(e)	6,633
5,404	GNMA, 4.810%, with various maturities from 2060 to 2061(e)(i)	5,988
1,383	GNMA, 4.871%, 3/20/2062(e)	1,421
253,020	GNMA, 4.887%, 12/20/2061(c)(e)	277,491
6,819	GNMA, 5.013%, 1/20/2062(e)	6,978
7,583	GNMA, 5.025%, 1/20/2062(e)	7,662
8,551	GNMA, 5.027%, 6/20/2061(c)(e)	8,782
1,403	GNMA, 5.060%, 6/20/2061(e)	1,573
1,380	GNMA, 5.072%, 2/20/2062(e)	1,415
445	GNMA, 5.111%, 9/20/2063(e)	465
6,019	GNMA, 5.140%, 5/20/2060(e)	6,163
5,723	GNMA, 5.240%, 5/20/2060(e)	5,857
309	GNMA, 5.311%, 3/20/2064(e)	332
888	GNMA, 5.335%, 12/20/2061(e)	948
403	GNMA, 5.336%, 6/20/2062(e)	431
499	GNMA, 5.394%, 11/20/2063(e)	528

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$2,103	GNMA, 5.460%, 7/20/2059(e)	$2,311
95	GNMA, 5.470%, with various maturities in 2059(e)(i)	102
11,893	GNMA, 5.500%, with various maturities from 2058 to 2060(e)(i)	12,210
6,961	GNMA, 5.585%, 11/20/2059(e)	7,818
503	GNMA, 5.633%, 6/20/2061(e)	541
438	GNMA, 5.644%, 9/20/2059(e)	478
3,273	GNMA, 5.669%, 6/20/2059(e)	3,694
9,761	GNMA, 5.687%, 2/20/2060(e)	9,806
3,868	GNMA, 5.795%, 12/20/2059(e)	3,908
125,610,000	GNMA (TBA), 3.000%, 1/01/2050(j)	129,049,555
22,350,000	UMBS® (TBA), 3.000%, 1/01/2050(j)	22,667,789

		281,456,375

	Non-Agency Commercial Mortgage-Backed Securities – 11.6%
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,338,440
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,620,156
2,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2061	2,801,085
2,390,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	2,450,701
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,309,164
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	556,811
5,640,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	5,820,835
4,355,000	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	4,489,194
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(c)	2,452,027
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(c)(e)	2,744,430
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(c)	2,668,819
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,816,751
410,743	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	410,617
2,336,995	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(c)	2,399,225

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	$1,281,751
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,379,043
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(c)	2,655,395
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(c)	3,238,841
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,247,939
2,250,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR +1.900%, 3.640%, 1/15/2034, 144A(d)	2,254,893
5,000,000	CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016%, 9/15/2052	5,106,770
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,444,019
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)(e)	5,952,935
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(c)(e)	3,770,363
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(c)	3,113,288
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,502,657
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	5,136,830
3,425,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(c)	3,541,290
4,400,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057%, 11/13/2052	4,533,852
1,333,850	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(c)	1,368,789
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(c)	2,800,514
2,338,487	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(c)	2,360,285
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.488%, 6/15/2044, 144A(e)	1,007,697
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(c)(e)	3,200,865
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2029	5,964,799
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(e)	3,444,399
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 3.210%, 11/15/2027, 144A(c)(d)	1,855,608
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 3.640%, 11/15/2027, 144A(c)(d)	6,487,200
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,449,320
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(c)	4,131,452

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,607,153	Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A5, 4.023%, 3/15/2052	$6,195,473
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	5,187,184
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,533,296
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,741,416
4,100,814	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(c)	4,217,188

		145,983,606

	Financial Other – 0.0%
3,424,399	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.865%, 8/25/2034(e)(h)	305,854

	Total Bonds and Notes (Identified Cost $1,356,602,991)	1,328,324,636

Collateralized Loan Obligations – 3.7%
5,000,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A2R, 3-month LIBOR + 1.300%, 3.240%, 7/25/2027, 144A(d)	4,944,632
2,955,000	Magnetite XXIII Ltd., Series 2019-23A, Class A, 3-month LIBOR + 1.300%, 3.170%, 10/25/2032, 144A(d)	2,953,981
2,500,000	OFSI Fund VII Ltd., Series 2014-7A, Class CR, 3-month LIBOR + 1.850%, 3.853%, 10/18/2026, 144A(d)	2,500,489
837,647	Acis CLO Ltd., Series 2014-3A, Class A1A, 3-month LIBOR + 1.510%, 3.419%, 2/01/2026, 144A(d)	837,456
1,714,517	Acis CLO Ltd., Series 2014-4A, Class A, 3-month LIBOR + 1.420%, 3.329%, 5/01/2026, 144A(d)	1,713,969
1,635,310	B&M CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.730%, 2.731%, 4/16/2026, 144A(d)	1,634,625
2,327,418	Hull Street CDO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.220%, 3.223%, 10/18/2026, 144A(d)	2,330,498
1,430,340	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.203%, 7/18/2026, 144A(d)	1,430,271
921,304	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.116%, 4/28/2025, 144A(d)	921,286
1,013,301	Halcyon Loan Advisors Funding Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 1.130%, 3.133%, 4/18/2026, 144A(d)	1,016,518
866,006	Staniford Street CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.180%, 3.074%, 6/15/2025, 144A(d)	865,832
2,043,678	Venture XXI CLO Ltd., Series 2015-21A, Class AR, 3-month LIBOR + 0.880%, 2.881%, 7/15/2027, 144A(d)	2,039,995
3,960,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 2.821%, 10/13/2027, 144A(d)	3,945,921
987,415	Venture VII CDO Ltd., Series 2006-7A, Class B, 3-month LIBOR + 0.380%, 2.346%, 1/20/2022, 144A(d)	987,123
1,832,680	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 2.993%, 4/18/2027, 144A(d)	1,832,548
1,000,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2RR, 3-month LIBOR + 1.750%, 3.752%, 10/17/2031, 144A(d)	994,225
4,460,000	Betony CLO 2 Ltd., Series 2018-1A, Class A1, 3-month LIBOR + 1.080%, 3.016%, 4/30/2031, 144A(d)	4,423,650

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$4,430,000	Cole Park CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 1.050%, 3.016%, 10/20/2028, 144A(d)	$4,418,780
4,000,000	Allegro CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 3.651%, 10/16/2030, 144A(d)	3,906,190
2,250,000	Apidos CLO XXXII, Series 2019-32A, Class B1, 3-month LIBOR + 1.850%, 2.946%, 1/20/2033, 144A(d)(f)	2,250,000

	Total Collateralized Loan Obligations (Identified Cost $46,044,262)	45,947,989

Loan Participations – 0.3%
	ABS Other – 0.3%
3,948,695	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (Identified Cost $3,926,022)	3,946,957

Short-Term Investments – 1.7%
15,363,302	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $15,364,070 on 1/02/2020 collateralized by $14,925,000 U.S. Treasury Note, 2.875% due 10/31/2023 valued at $15,674,414 including accrued interest(k)	15,363,302
1,700,000	U.S. Treasury Bills, 1.480%, 6/18/2020(l)(m)	1,687,782
1,585,000	U.S. Treasury Bills, 1.486%-1.525%, 5/14/2020(l)(m)(n)	1,576,054
1,450,000	U.S. Treasury Bills, 1.542%, 6/25/2020(l)	1,439,173
1,450,000	U.S. Treasury Bills, 2.497%, 1/02/2020(l)(m)	1,450,000

	Total Short-Term Investments (Identified Cost $21,516,552)	21,516,311

	Total Investments – 111.7% (Identified Cost $1,428,089,827)	1,399,735,893
	Other assets less liabilities – (11.7)%	(146,540,884)

	Net Assets – 100.0%	$1,253,195,009

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$19,566,746	1.6%	$20,696,985	1.7%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $19,566,746 or 1.6% of net assets.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(e)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(f)	Level 3 security. Value has been determined using significant unobservable inputs.

(g)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $20,696,985 or 1.7% of net assets.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(i)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $338,410,750 or 27.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	3/31/2020	65	$14,014,500	$14,007,500	$7,000
5 Year U.S. Treasury Note	3/31/2020	174	20,713,825	20,638,031	75,794
10 Year U.S. Treasury Note	3/20/2020	451	58,111,431	57,918,266	193,165
Ultra 10 Year U.S. Treasury Note	3/20/2020	395	56,194,604	55,577,734	616,870

Total					$892,829

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At December 31, 2019, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)[3]
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	$(2,207,959)	$(2,639,893)
50,000,000	USD	5/23/2024	2.222%	3-month LIBOR	(1,095,411)	(1,102,433)
35,000,000	USD	12/16/2029	1.804%	3-month LIBOR	284,873	288,110

Total					$(3,018,497)	$(3,454,216)

1	Payments are made semiannually.
2	Payments are made quarterly.
3	Differences between unrealized appreciation (depreciation) and market value, if any, are due to net interest receivable (payable) balances.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$70,267,996	$260,293	(a)	$70,528,289
Agency Commercial Mortgage-Backed Securities	—	110,168,220	4,042,818	(a)	114,211,038
Collateralized Mortgage Obligations	—	456,924,381	16,439,146	(b)	473,363,527
All Other Bonds and Notes*	—	670,221,782	—		670,221,782

Total Bonds and Notes	—	1,307,582,379	20,742,257		1,328,324,636

Collateralized Loan Obligations	—	43,697,989	2,250,000	(c)	45,947,989
Loan Participations*	—	3,946,957	—		3,946,957
Short-Term Investments	—	21,516,311	—		21,516,311

Total Investments	—	1,376,743,636	22,992,257		1,399,735,893

Futures Contracts (unrealized appreciation)	892,829	—	—		892,829
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	288,110	—		288,110

Total	$892,829	$1,377,031,746	$22,992,257		$1,400,916,832

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	$—	$(3,742,326)	$—	$(3,742,326)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Fair valued by the Fund’s adviser ($16,393,874) or valued using broker-dealer bid prices ($45,272).
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
ABS Home Equity	$2,026,262	$—	$(945)	$1,191	$—	$(66,112)	$—	$(1,700,103)	$260,293	$(1,747)
ABS Other	484,855	—	—	—	—	—	—	(484,855)	—	—
ABS Student Loan	7,075,876	—	—	—	—	—	—	(7,075,876)	—	—
Agency Commercial Mortgage-Backed Securities	5,042,467	—	(2,044,814)	1,045,165	—	—	—	—	4,042,818	1,045,165
Collateralized Mortgage Obligations	16,317,990	—	(396,496)	13,070	1,831,975	(1,811,748)	2,644,034	(2,159,679)	16,439,146	(1,454)
Non-Agency Commercial Mortgage-Backed Securities	4,310,241	—	—	—	—	—	—	(4,310,241)	—	—
Collateralized Loan Obligations	—	—	—	—	2,250,000	—	—	—	2,250,000	—
Loan Participations
ABS Other	4,421,731	—	—	—	—	—	—	(4,421,731)	—	—

Total	$39,679,422	$—	$(2,442,255)	$1,059,426	$4,081,975	$(1,877,860)	$2,644,034	$(20,152,485)	$22,992,257	$1,041,964

Debt securities valued at $2,644,034 were transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $20,152,485 were transferred from Level 3 to Level 2 during the period ended December 31, 2019. At September 30, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of December 31, 2019, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate[1]	1.00% - 3.00%	$260,293
Agency Commercial Mortgage- Backed Securities	Market Discount	Discount Rate[1]	1.00% - 2.00%	4,042,818
Collateralized Mortgage Obligations	Market Discount	Discount Rate[1]	0.50% - 2.00%	16,393,874

Total				$20,696,985

[1]

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2019, the Fund used futures contracts to hedge against changes in interest rates and used both futures contracts and interest rate swaps to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2019:

Assets	Unrealized Appreciation on Futures Contracts	Swap agreements at value
Exchange-traded/cleared asset derivatives
Interest rate contracts	$892,829	$284,873

Liabilities	Swap agreements at value
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(3,303,370)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$5,672,502	$5,672,502

Industry Summary at December 31, 2019 (Unaudited)

Collateralized Mortgage Obligations	37.8%
Mortgage Related	22.5
Non-Agency Commercial Mortgage-Backed Securities	11.6
Agency Commercial Mortgage-Backed Securities	9.1
ABS Other	6.5
ABS Car Loan	6.4
ABS Home Equity	5.6
ABS Student Loan	3.3
ABS Whole Business	2.0
Other Investments, less than 2% each	1.5
Collateralized Loan Obligations	3.7
Short-Term Investments	1.7

Total Investments	111.7
Other assets less liabilities (including swap agreements and futures contracts)	(11.7)

Net Assets	100.0%